Derivatives - Additional Information (Detail) - USD ($)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Derivative [Line Items]
Maximum length of time hedged in cash flow hedge	3 years
Minimum required liquidity under certain counterparty agreements	$ 1,000,000,000
Minimum liquidity for the period as defined by certain counterparty agreements	1,000,000,000
Estimated derivative net gains (losses) included in AOCI that will be reclassified into earnings within 12 months	$ 492,000,000
Senior Unsecured Obligations
Derivative [Line Items]
Debt instrument credit rating	AAA
Derivatives Sold | Equity Contracts
Derivative [Line Items]
Notional amounts	$ 2,600,000,000	$ 1,900,000,000
Derivatives Sold | Designated Hedge Derivatives | Equity Contracts
Derivative [Line Items]
Notional amounts	1,400,000,000	420,000,000
Derivatives Sold | Non-designated Hedge Derivatives | Foreign Exchange Contracts
Derivative [Line Items]
Notional amounts	11,000,000,000	8,500,000,000
Derivatives Sold | Non-designated Hedge Derivatives | Interest Rate Contracts
Derivative [Line Items]
Notional amounts	3,200,000,000	936,000,000
Derivatives Sold | Non-designated Hedge Derivatives | Credit Contracts
Derivative [Line Items]
Notional amounts	430,000,000	440,000,000
Derivatives Sold | Non-designated Hedge Derivatives | Commodity Contracts
Derivative [Line Items]
Notional amounts	316,000,000	408,000,000
Derivatives Sold | Cash flow hedging | Foreign Exchange Contracts
Derivative [Line Items]
Notional amounts	9,800,000,000	4,900,000,000
Derivatives Sold | Fair value hedging | Foreign Exchange Contracts
Derivative [Line Items]
Notional amounts	5,300,000,000	3,100,000,000
Derivatives Purchased | Equity Contracts
Derivative [Line Items]
Notional amounts	2,200,000,000	1,900,000,000
Derivatives Purchased | Designated Hedge Derivatives | Equity Contracts
Derivative [Line Items]
Notional amounts	1,100,000,000	362,000,000
Derivatives Purchased | Non-designated Hedge Derivatives | Foreign Exchange Contracts
Derivative [Line Items]
Notional amounts	9,700,000,000	6,200,000,000
Derivatives Purchased | Non-designated Hedge Derivatives | Interest Rate Contracts
Derivative [Line Items]
Notional amounts	1,000,000,000	1,700,000,000
Derivatives Purchased | Non-designated Hedge Derivatives | Mortgage-backed securities
Derivative [Line Items]
Notional amounts	812,000,000	1,100,000,000
Derivatives Purchased | Non-designated Hedge Derivatives | Credit Contracts
Derivative [Line Items]
Notional amounts	618,000,000	550,000,000
Derivatives Purchased | Non-designated Hedge Derivatives | Commodity Contracts
Derivative [Line Items]
Notional amounts	$ 882,000,000	$ 1,400,000,000